(2_FIDELITY_LOGOS)

FIDELITY(REGISTERED TRADEMARK)
TARGET TIMELINE SM
FUNDS - 2001, 2003

SEMIANNUAL REPORT

JANUARY 31, 2000

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the funds have done over
                          time.

FUND TALK             11  The manager's review of the
                          funds' performance, strategy
                          and outlook.

TARGET TIMELINE 2001  14  Investment Changes

                      15  Investments

                      23  Financial Statements

TARGET TIMELINE 2003  27  Investment Changes

                      28  Investments

                      34  Financial Statements

NOTES                 38  Notes to the financial
                          statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY TARGET TIMELINE 2001

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
2000

TARGET TIMELINE 2001           1.44%          1.71%        21.53%

LB Aggregate Bond              0.66%          -1.85%       21.45%

U.S. Treasury Strips (8/15/01  1.48%          1.57%        21.14%
and 11/15/01)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,        PAST 1 YEAR  LIFE OF FUND
2000

TARGET TIMELINE 2001             1.71%        5.02%

LB Aggregate Bond                -1.85%       5.00%

U.S. Treasury Strips (8/15/01    1.57%        4.93%
and 11/15/01)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2001        LB Aggregate Bond           Avg US TreasStrip 2001
             00381                       LB001                       F0093
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9763.03                     9838.79                     9793.77
  1996/03/31       9659.03                     9769.92                     9644.16
  1996/04/30       9582.85                     9715.21                     9541.04
  1996/05/31       9558.77                     9695.78                     9502.61
  1996/06/30       9695.97                     9825.70                     9643.50
  1996/07/31       9711.59                     9852.23                     9646.86
  1996/08/31       9687.10                     9835.48                     9625.31
  1996/09/30       9868.61                    10006.62                     9810.59
  1996/10/31      10105.68                    10228.77                    10048.52
  1996/11/30      10290.56                    10403.68                    10225.78
  1996/12/31      10162.27                    10306.92                    10090.29
  1997/01/31      10193.78                    10338.87                    10132.73
  1997/02/28      10199.18                    10364.72                    10123.94
  1997/03/31      10092.01                    10249.67                    10008.01
  1997/04/30      10241.62                    10403.42                    10144.85
  1997/05/31      10328.56                    10502.25                    10236.50
  1997/06/30      10435.11                    10627.23                    10332.84
  1997/07/31      10708.33                    10914.16                    10598.38
  1997/08/31      10615.90                    10821.39                    10508.74
  1997/09/30      10755.43                    10981.55                    10650.93
  1997/10/31      10886.16                    11140.78                    10800.54
  1997/11/30      10890.55                    11192.03                    10803.23
  1997/12/31      10998.62                    11305.07                    10907.70
  1998/01/31      11174.41                    11449.77                    11089.66
  1998/02/28      11138.91                    11440.61                    11053.93
  1998/03/31      11178.45                    11479.51                    11084.93
  1998/04/30      11227.63                    11539.21                    11136.81
  1998/05/31      11314.08                    11648.83                    11224.42
  1998/06/30      11387.71                    11747.65                    11297.19
  1998/07/31      11429.77                    11772.58                    11353.77
  1998/08/31      11566.81                    11964.19                    11610.55
  1998/09/30      11833.07                    12244.29                    11845.80
  1998/10/31      11814.33                    12179.70                    11903.04
  1998/11/30      11817.68                    12248.68                    11848.44
  1998/12/31      11883.11                    12285.51                    11882.81
  1999/01/31      11948.70                    12373.26                    11926.63
  1999/02/28      11836.21                    12157.22                    11790.46
  1999/03/31      11939.49                    12224.68                    11886.14
  1999/04/30      11991.61                    12263.43                    11926.58
  1999/05/31      11933.88                    12155.51                    11873.95
  1999/06/30      11961.91                    12116.69                    11909.00
  1999/07/31      11979.78                    12065.80                    11937.28
  1999/08/31      11984.30                    12059.67                    11964.90
  1999/09/30      12068.12                    12199.61                    12048.47
  1999/10/31      12104.15                    12244.62                    12070.01
  1999/11/30      12125.58                    12243.77                    12098.98
  1999/12/31      12152.53                    12184.74                    12117.15
  2000/01/31      12152.60                    12144.87                    12113.75
IMATRL PRASUN   SHR__CHT 20000131 20000211 093441 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would be $12,153 - a 21.53% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,145 - a 21.45% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $12,114 - a 21.14% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,                  FEBRUARY 8, 1996
                                                                                      (COMMENCEMENT OF OPERATIONS)
                                                                                      TO JULY 31,

                  2000                          1999                  1998    1997    1996

Dividend returns  3.13%                         6.68%                 6.95%   7.71%   3.12%

Capital returns   -1.69%                        -1.87%                -0.21%   2.55%  -6.00%

Total returns     1.44%                         4.81%                 6.74%   10.26%  -2.88%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.00(cents)   29.48(cents)   60.91(cents)

Annualized dividend rate         6.33%         6.24%          6.43%

30-day annualized yield          6.63%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.30 over the past one month, $9.37 over the past six months and $9.47 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 6.30%.

FIDELITY TARGET TIMELINE 2003

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
2000

TARGET TIMELINE 2003           0.41%          -2.30%       19.09%

LB Aggregate Bond              0.66%          -1.85%       21.45%

U.S. Treasury Strips (8/15/03  0.43%          -2.73%       20.18%
and 11/15/03)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,        PAST 1 YEAR  LIFE OF FUND
2000

TARGET TIMELINE 2003             -2.30%       4.49%

LB Aggregate Bond                -1.85%       5.00%

U.S. Treasury Strips (8/15/03    -2.73%       4.73%
and 11/15/03)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2003        LB Aggregate Bond           Avg US TreasStrip 2003
             00383                       LB001                       F0094
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9693.93                     9838.79                     9708.73
  1996/03/31       9591.28                     9769.92                     9547.53
  1996/04/30       9453.76                     9715.21                     9389.28
  1996/05/31       9397.89                     9695.78                     9332.02
  1996/06/30       9543.44                     9825.70                     9500.15
  1996/07/31       9546.95                     9852.23                     9506.25
  1996/08/31       9499.53                     9835.48                     9458.85
  1996/09/30       9710.09                    10006.62                     9672.82
  1996/10/31       9996.20                    10228.77                     9990.76
  1996/11/30      10250.02                    10403.68                    10224.62
  1996/12/31      10063.50                    10306.92                    10045.81
  1997/01/31      10067.43                    10338.87                    10049.62
  1997/02/28      10076.73                    10364.72                    10059.55
  1997/03/31       9908.59                    10249.67                     9860.12
  1997/04/30      10083.36                    10403.42                    10032.03
  1997/05/31      10173.92                    10502.25                    10155.86
  1997/06/30      10318.60                    10627.23                    10276.60
  1997/07/31      10686.53                    10914.16                    10641.95
  1997/08/31      10537.32                    10821.39                    10487.54
  1997/09/30      10729.76                    10981.55                    10674.78
  1997/10/31      10925.09                    11140.78                    10878.10
  1997/11/30      10951.69                    11192.03                    10894.91
  1997/12/31      11083.92                    11305.07                    11030.18
  1998/01/31      11251.45                    11449.77                    11256.41
  1998/02/28      11231.70                    11440.61                    11186.85
  1998/03/31      11264.21                    11479.51                    11213.62
  1998/04/30      11317.47                    11539.21                    11270.93
  1998/05/31      11419.40                    11648.83                    11376.38
  1998/06/30      11519.78                    11747.65                    11486.42
  1998/07/31      11541.62                    11772.58                    11520.01
  1998/08/31      11705.74                    11964.19                    11934.30
  1998/09/30      12096.03                    12244.29                    12302.67
  1998/10/31      12009.27                    12179.70                    12298.77
  1998/11/30      12028.63                    12248.68                    12227.72
  1998/12/31      12105.52                    12285.51                    12275.11
  1999/01/31      12188.53                    12373.26                    12356.19
  1999/02/28      11907.32                    12157.22                    12035.93
  1999/03/31      12003.47                    12224.68                    12120.76
  1999/04/30      12060.23                    12263.43                    12162.78
  1999/05/31      11893.88                    12155.51                    11986.98
  1999/06/30      11888.26                    12116.69                    11996.94
  1999/07/31      11859.95                    12065.80                    11967.08
  1999/08/31      11831.03                    12059.67                    11995.38
  1999/09/30      11973.07                    12199.61                    12103.12
  1999/10/31      11989.03                    12244.62                    12108.45
  1999/11/30      12003.96                    12243.77                    12105.39
  1999/12/31      11969.49                    12184.74                    12056.45
  2000/01/31      11908.76                    12144.87                    12018.25
IMATRL PRASUN   SHR__CHT 20000131 20000211 093610 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would be $11,909 - a 19.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,145 - a 21.45% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $12,018 - a 20.18% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,                 FEBRUARY 8, 1996
                                                                                     (COMMENCEMENT OF OPERATIONS)
                                                                                     TO JULY 31,

                  2000                          1999                  1998   1997    1996

Dividend returns  3.42%                         6.99%                 7.17%  7.29%   3.07%

Capital returns   -3.01%                        -4.23%                0.83%   4.65%  -7.60%

Total returns     0.41%                         2.76%                 8.00%  11.94%  -4.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.38(cents)   31.92(cents)   65.47(cents)

Annualized dividend rate         7.00%         6.89%          6.99%

30-day annualized yield          7.22%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.05 over the past one month, $9.19 over the past six months and $9.36 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 6.63%.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

Persistent concerns about inflation,
a series of interest-rate hikes by the
Federal Reserve Board and a strong
U.S. economy were just three of the
challenges faced by the taxable
bond market in the six-month
period ending January 31, 2000.
All investment-grade spread sectors
outperformed comparable duration
Treasuries during this time frame.
The bellwether 30-year Treasury's
total return fell 3.51%, while the
Lehman Brothers Aggregate Bond
Index, a popular measure of taxable
bond performance, closed the period
up 0.66%. Troubles for 30-year
Treasuries were further compounded
in January when, for the first time
since 1994, the yield curve became
inverted, meaning the long bond
offered a lower yield than shorter
duration Treasuries. Of the spread
sectors, mortgages turned in the
strongest performance, thanks to a
relatively high housing turnover rate
and declining prepayment activity
in the second half of 1999. The
Lehman Brothers Mortgage-Backed
Securities Index posted a 1.13%
six-month return. Corporates also
enjoyed positive performance,
shaking off an excess supply scare
in the summer and riding investors'
strong demand to a 0.52% return
for the period, as measured by
the Lehman Brothers Corporate Bond
Index. Finally, agency securities
benefited from the additional
liquidity provided by issuing
larger-denominated securities in
response to waning Treasury issuance,
helping the Lehman Brothers U.S.
Agency Index to a 0.47% return.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 2001 and 2003

Q. HOW DID THE FUNDS PERFORM, FORD?

A. They performed in line with expectations. For the six-month period that ended January 31, 2000, Target Timeline 2001 and 2003 posted total returns of 1.44% and 0.41%, respectively. For the same period, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 2001 and 2003) averaged 1.48% and 0.43%, respectively. The Lehman Brothers Aggregate Bond Index had a six-month return of 0.66%. For the 12-month period that ended January 31, 2000, Target Timeline 2001 and 2003 returned 1.71% and -2.30%, respectively. The U.S. Treasury Strips had respective returns of 1.57% and -2.73% during the same 12-month period, while the Lehman Brothers index returned -1.85%. The important thing to keep in mind is that it's difficult to measure these funds on a six- or 12-month time horizon; instead, they should be measured at maturity.

Q. WHAT HELPED SHAPE PERFORMANCE OVER THE PAST SIX MONTHS?

A. Steadily rising interest rates kept most bonds grounded during the six-month period. With the help of strong security selection, however, the funds' significant stake in the investment-grade spread sectors - namely, corporate bonds and agency securities - lifted us into positive territory, as each outperformed Treasuries during this time frame. Our fate was uncertain early on, though, as corporate yield spreads widened considerably - that is, yields rose as prices fell - relative to Treasuries due to perceived supply pressures related to the Y2K changeover. These concerns proved unfounded in September, spurring a significant reversal during which spreads tightened - a big plus for the funds. We did see some widening again at the close of the period, most notably in corporates, but it was primarily at the long-end of the yield curve. We were able to escape unscathed, for the most part, since the funds held shorter-duration corporate issues. The overall spread tightening and yield advantage we garnered over the course of the period proved essential in keeping fund performance on par with that of its benchmark.

Q. WHAT SEGMENTS OF THE CORPORATE BOND MARKET HAD THE MOST INFLUENCE ON PERFORMANCE?

A. The funds' investments in Yankee bonds - or dollar-denominated foreign government and corporate debt - really helped, benefiting in large part from our exposure to rebounding Asian economies, particularly South Korea. Having a stake in strong energy names in natural gas and electric utilities during the period also proved beneficial. Within finance, our brokerage holdings provided additional returns, powered by the bull market. Selected holdings in the non-cable media sector further contributed to performance. In terms of disappointments, aerospace and defense holdings suffered from integration problems related to widespread restructuring activity. Tobacco issues recoiled in response to further litigation against the industry.

Q. WHAT STRATEGIES DID YOU PURSUE WITH RESPECT TO THE FUNDS' AGENCY
HOLDINGS?

A. In the midst of waning Treasury issuance, government agencies have begun making a strong case for assuming "benchmark" status and becoming the securities of choice. Historically, agencies issued several small, medium-term notes with many different coupons, and had to do so at wider spreads. Now, in order to evolve as a global issuer, agencies are offering fewer, much larger deals. What this does is create more liquidity for trading in the secondary market, which narrows spreads and enhances our ability to capture opportunities that result over time. So, fittingly, we've consolidated the majority of our smaller, medium-term note positions into a few of these larger issues.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains somewhat cautious, as rates in the short-end of the yield curve have risen faster than Federal Reserve Board rate hikes, an indication that there are more increases anticipated in the near future. It's important to note that even if the overall Fed policy outlook is negative for rates in the short term, investors should be mindful of the fact that their expectation should be that they hold the funds until maturity. The portfolios simply aren't designed for short-term trading, so investors shouldn't buy them when rates are high, or sell them when they're low. Just give them time and let them do the work for you. Regardless of the direction of rates, I'm still positive on spread products, particularly corporate bonds, which I feel are still historically cheap and offer potential for further positive relative price performance.

FORD O'NEIL REVIEWS THE
FUNDS' INVESTMENT OBJECTIVES
AND HOW THEY ARE ACHIEVED:

"Our goal is to generate a predictable
return, slightly greater than the index
net of fees, for buy-and-hold investors
over each fund's lifetime. The funds
attempt to deliver a slight yield
advantage over U.S. Treasury Strips, or
zero-coupon bonds, over the life of
the fund, assuming that they are held
to maturity. They're managed
according to a technique known as
horizon immunization, which requires
that the duration, or overall
interest-rate sensitivity, of the funds
be maintained at a level consistent
with the remaining investment time
horizon. This is achieved by investing
in securities within a very tight
duration range that, in aggregate,
equals the duration of the benchmark.
In order to maximize expected returns
within the constraints imposed, the
funds typically emphasize corporate
bonds. As the time to maturity
shortens, the funds' stake in
corporates generally increases;
shorter duration corporate bonds
generally exhibit less volatility than
longer duration securities, making
them an attractive investment
alternative to similar duration
Treasury and agency securities.
Furthermore, if we can find corporates
with the potential for spread
tightening, we could generate
capital gains from them, thereby
delivering additional value to the
funds."

FUND FACTS

GOAL: definable returns over
the life of the funds by investing
mainly in investment-grade
quality debt securities whose
average duration is
approximately equal to each
fund's maturity

FUND NUMBER: 381 (2001),
383 (2003)

TRADING SYMBOL: FTTBX
(2001), FTARX (2003)

START DATE: February 8, 1996

SIZE: as of January 31,
2000, more than $157
million, 2001 fund; more
than $27 million, 2003 fund

MANAGER: Ford O'Neil, since
1998; manager, various
Fidelity bond funds; joined
Fidelity in 1990
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FIDELITY TARGET TIMELINE 2001

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF
JANUARY 31, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             42.1                     16.9

Aa                              10.1                     18.5

A                               19.3                     30.9

Baa                             20.9                     31.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE
USED S&P  (registered trademark) RATINGS.
AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 2000

                                    6 MONTHS AGO

Years                          1.7   2.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 2000

                                       6 MONTHS AGO

Years                             1.5   2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000*                                             AS OF JULY 31, 1999 **

                            Corporate Bonds 45.5%                                            Corporate Bonds 68.8%

                            U.S. Government  and                                             U.S. Government  and
                            Government  Agency                                               Government  Agency
                            Obligations 39.8%                                                Obligations 14.9%

                            Foreign Government                                               Foreign Government
                            Obligations 4.8%                                                 Obligations 10.8%

                            Other Investments 0.5%                                           Other Investments 2.2%

                            Short-Term  Investments and                                      Short-Term  Investments and
                            Net Other Assets 9.4%                                            Net Other Assets 3.3%

* FOREIGN  INVESTMENTS                                8.5%      ** FOREIGN  INVESTMENTS   20.8%


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

Row: 1, Col: 1, Value: 45.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 39.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.5
Row: 1, Col: 8, Value: 9.4

Row: 1, Col: 1, Value: 68.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.9
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 2.2
Row: 1, Col: 8, Value: 3.3

FIDELITY TARGET TIMELINE 2001

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 45.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.4%

Lockheed Martin Corp. 6.85%       Baa3      $ 700,000                      $ 692,468
5/15/01

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.8%

Monsanto Co. 5.375% 12/1/01       A2         1,275,000                      1,236,559
(b)

PAPER & FOREST PRODUCTS - 0.1%

Fort James Corp. 6.5% 9/15/02     Baa2       250,000                        243,325

TOTAL BASIC INDUSTRIES                                                      1,479,884

CONSTRUCTION & REAL ESTATE -
0.7%

REAL ESTATE INVESTMENT TRUSTS
- 0.7%

Avalon Properties, Inc.           Baa1       900,000                        883,503
7.375% 9/15/02

Equity Office Properties          Baa1       150,000                        145,799
Trust 6.375% 1/15/02

                                                                            1,029,302

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
1.5%

TRW, Inc.:

6.45% 6/15/01                     Baa1       1,500,000                      1,469,220

6.5% 6/1/02                       Baa1       950,000                        926,184

                                                                            2,395,404

ENERGY - 1.8%

OIL & GAS - 1.8%

Oryx Energy Co. 10% 4/1/01        Baa1       1,500,000                      1,538,835

Petro-Canada yankee 8.6%          A3         190,000                        193,065
10/15/01

The Coastal Corp. 8.125%          Baa2       1,110,000                      1,119,590
9/15/02

                                                                            2,851,490

FINANCE - 25.6%

BANKS - 10.2%

Banc One Corp. 7.25% 8/1/02       A1         500,000                        497,735

Bank of New York Co., Inc.:

7.625% 7/15/02                    A2         500,000                        502,360

7.875% 11/15/02                   A2         136,000                        137,420

Bank One Corp. 6.4% 8/1/02        Aa3        300,000                        292,887

BankAmerica Corp. 7.5%            Aa3        25,000                         25,045
10/15/02

BanPonce Financial Corp. 7.3%     A3         400,000                        395,256
6/5/02

Barclays Bank PLC yankee          A1         1,000,000                      978,360
5.95% 7/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Boatmens Bancshares, Inc.         Aa3       $ 1,000,000                    $ 1,030,360
9.25% 11/1/01

Capital One Bank:

6.28% 2/20/01                     Baa2       150,000                        148,452

6.76% 7/23/02                     Baa2       500,000                        484,655

Central Fidelity Banks, Inc.      A1         1,200,000                      1,219,440
8.15% 11/15/02

Chase Manhattan Corp. 9.75%       A1         250,000                        259,785
11/1/01

Citicorp 5.625% 2/15/01           Aa3        300,000                        295,572

Firstar Corp. 6.35% 7/13/01       A2         1,200,000                      1,184,292

Huntington Bancshares, Inc.       A3         100,000                        100,198
7.875% 11/15/02

Integra Financial Corp. 8.5%      A2         350,000                        355,975
5/15/02

Kansallis-Osake-Pankki (NY        A2         705,000                        737,486
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       70,000                         66,451

7.125% 9/17/01                    Baa2       1,090,000                      1,073,803

MBNA Corp. 6.963% 9/12/02         Baa2       600,000                        587,658

Mellon Financial Co. 9.25%        A3         557,000                        572,512
8/15/01

National Westminster Bank PLC     Aa3        1,250,000                      1,284,763
9.45% 5/1/01

NCNB Corp. 9.125% 10/15/01        Aa3        500,000                        515,780

Providian National Bank 6.25%     Baa3       1,500,000                      1,471,335
5/7/01

Summit Bancorp 8.625% 12/10/02    BBB+       250,000                        255,283

US Bank NA:

5.25% 6/4/03                      Aa3        250,000                        231,090

6.35% 9/28/01                     Aa3        1,000,000                      984,700

Wells Fargo & Co. 6.875%          A1         160,000                        157,458
4/15/03

Westpac Banking Corp. 7.875%      A1         200,000                        201,922
10/15/02

                                                                            16,048,033

CREDIT & OTHER FINANCE - 10.5%

Aristar, Inc. 7.75% 6/15/01       A3         800,000                        803,512

Associates Corp. of North
America:

5.875% 7/15/02                    Aa3        250,000                        241,708

6.45% 10/15/01                    Aa3        725,000                        715,561

AT&T Capital Corp. 6.25%          A1         1,200,000                      1,185,528
5/15/01

Chrysler Financial Corp.:

5.25% 10/22/01                    A1         450,000                        435,231

5.69% 11/15/01                    A1         1,000,000                      973,340

6.02% 4/9/01                      A1         520,000                        513,500

Countrywide Funding Corp.         Baa1       1,250,000                      1,266,213
8.25% 7/15/02

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Finova Capital Corp. 7.125%       Baa1      $ 174,000                      $ 171,862
5/1/02

Ford Capital BV yankee 9.5%       A1         1,500,000                      1,542,810
7/1/01

Ford Motor Credit Co. 5.125%      A1         200,000                        193,380
10/15/01

General Electric Capital          Aaa        2,000,000                      1,972,600
Corp. 6.33% 9/17/01

General Motors Acceptance         A2         1,000,000                      984,770
Corp. 5.95% 4/20/01

Greyhound Financial Corp.         Baa1       100,000                        100,687
7.82% 1/27/03

Household Finance Corp. 6.93%     A2         1,500,000                      1,496,715
4/11/01

PNC Funding Corp. 6.95% 9/1/02    A2         2,000,000                      1,979,760

Sanwa Business Credit Card,       A1         1,000,000                      1,002,230
Inc. 7.25% 9/15/01 (b)

Southwestern Bell Capital         Aa3        100,000                        100,327
Corp. 7.36% 5/1/02

TXU Eastern Funding 6.15%         Baa1       200,000                        193,310
5/15/02

U.S. West Capital Funding,        Baa1       750,000                        744,900
Inc. 6.875% 8/15/01 (b)

                                                                            16,617,944

INSURANCE - 0.8%

Sun America, Inc. 6.58%           Baa1       200,000                        197,282
1/15/02

Travelers Property Casualty       A1         1,000,000                      997,490
Corp. 6.75% 4/15/01

                                                                            1,194,772

SAVINGS & LOANS - 0.4%

Great Western Financial Corp.     A3         100,000                        101,748
8.6% 2/1/02

Household Bank FSB 6.87%          A2         250,000                        248,088
5/15/01

Long Island Savings Bank FSB      Baa3       250,000                        246,533
7% 6/13/02

                                                                            596,369

SECURITIES INDUSTRY - 3.7%

DLJ, Inc. 6% 12/1/01              A3         1,000,000                      973,850

Goldman Sachs Group L.P. 6.2%     A1         1,000,000                      988,730
2/15/01

Merrill Lynch & Co., Inc.         Aa3        1,000,000                      970,132
5.71% 1/15/02

Morgan Stanley Dean Witter &      Aa3        1,000,000                      991,590
Co. 7.125% 1/15/03

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley Dean Witter        Aa3       $ 1,000,000                    $ 991,120
Discover & Co. 6.5% 3/30/01

Salomon Smith Barney              Aa3        1,000,000                      990,300
Holdings, Inc. 6.65% 7/15/01

                                                                            5,905,722

TOTAL FINANCE                                                               40,362,840

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Tyco International Group SA       Baa1       1,500,000                      1,470,495
yankee 6.125% 6/15/01

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Continental Cablevision, Inc.     Baa2       250,000                        253,153
8.5% 9/15/01

NONDURABLES - 1.7%

BEVERAGES - 1.1%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       1,050,000                      1,030,670

6.25% 12/15/01                    Baa3       650,000                        634,725

                                                                            1,665,395

TOBACCO - 0.6%

Philip Morris Companies, Inc.     A2         1,000,000                      986,990
7.5% 1/15/02

TOTAL NONDURABLES                                                           2,652,385

RETAIL & WHOLESALE - 2.4%

GENERAL MERCHANDISE STORES -
1.4%

Dayton Hudson Corp.:

6.4% 2/15/03                      A3         245,000                        237,618

9.75% 7/1/02                      A3         390,000                        408,950

Federated Department Stores,      Baa1       1,600,000                      1,620,192
Inc. 8.125% 10/15/02

                                                                            2,266,760

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 1.0%

Safeway, Inc. 7% 9/15/02          Baa2      $ 1,500,000                    $ 1,479,165

TOTAL RETAIL & WHOLESALE                                                    3,745,925

TECHNOLOGY - 0.2%

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc. 5.95% 4/30/02      Baa1       250,000                        239,075

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.2%

Delta Air Lines, Inc. 8.5%        Baa3       311,000                        313,777
3/15/02

RAILROADS - 0.6%

Norfolk Southern Corp. 6.875%     Baa1       1,000,000                      993,470
5/1/01

TOTAL TRANSPORTATION                                                        1,307,247

UTILITIES - 8.4%

ELECTRIC UTILITY - 3.4%

Commonwealth Edison Co.           Baa1       1,500,000                      1,491,900
7.375% 9/15/02

Houston Industries, Inc.          Baa1       1,067,000                      1,089,492
9.375% 6/1/01

Niagara Mohawk Power Corp.        Baa2       385,000                        382,875
6.875% 3/1/01

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       250,000                        242,503

7.125% 9/1/02                     Baa1       295,000                        291,844

7.5% 7/15/02                      Baa1       1,000,000                      998,390

Texas Utilities Electric Co.      A3         850,000                        858,874
8.125% 2/1/02

                                                                            5,355,878

GAS - 3.3%

Columbia Energy Group 6.61%       A3         150,000                        144,579
11/28/02

El Paso Energy Corp. 6.625%       Baa2       1,200,000                      1,184,520
7/15/01

Enron Corp.:

6.45% 11/15/01                    Baa2       1,325,000                      1,300,223

9.875% 6/15/03                    Baa2       1,210,000                      1,280,894

Southwest Gas Corp. 9.75%         Baa2       1,000,000                      1,034,660
6/15/02

TransCanada Pipelines Ltd.        A2         250,000                        247,563
6.77% 4/30/01

                                                                            5,192,439

TELEPHONE SERVICES - 1.7%

GTE Corp. 9.1% 6/1/03             Baa1       95,000                         99,250

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

MCI WorldCom, Inc. 6.125%         A3        $ 1,600,000                    $ 1,574,784
8/15/01

Pacific Bell 8.7% 6/15/01         Aa3        250,000                        254,738

Telecomunicaciones de Puerto      Baa2       885,000                        855,636
Rico, Inc. 6.15% 5/15/02

                                                                            2,784,408

TOTAL UTILITIES                                                             13,332,725

TOTAL NONCONVERTIBLE BONDS                                                  71,812,393
(Cost $72,980,674)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 39.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 13.6%

Federal Home Loan Bank:

5.875% 8/15/01                    Aaa        1,500,000                      1,477,500

5.875% 9/17/01                    Aaa        20,000,000                     19,706,200

Financing Corp. - coupon          Aaa        300,000                        275,457
STRIPS 0% 5/2/01

TOTAL U.S. GOVERNMENT AGENCY                                                21,459,157
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
26.2%

U.S. Treasury Bonds 11.625%       Aaa        5,000,000                      5,608,600
11/15/02

U.S. Treasury Notes:

5.5% 8/31/01                      Aaa        30,550,000                     30,048,666

7.875% 8/15/01                    Aaa        5,630,000                      5,733,817

TOTAL U.S. TREASURY                                                         41,391,083
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   62,850,240
GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,768,442)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (C) - 4.7%



Alberta Province yankee           Aa2        520,000                        522,610
9.25%, 4/1/00

British Columbia Province         Aa2        1,000,000                      993,500
5.5%, 10/30/00

Canadian Government 6.125%        Aa2        400,000                        392,200
7/15/02

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS (C)  - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Irish Republic:

7.64% 1/2/02                      Aaa       $ 210,000                      $ 211,510

yankee 8.625% 4/15/01             Aaa        85,000                         86,589

Nova Scotia Province yankee       A3         1,275,000                      1,324,304
9.375% 7/15/02

Ontario Province yankee:

global 7.75% 6/4/02               Aa3        2,150,000                      2,172,296

7.375% 1/27/03                    Aa3        150,000                        150,207

Province of Manitoba yankee       Aa3        400,000                        406,508
8% 4/15/02

Province of Quebec 8.69%          A2         1,000,000                      1,013,420
2/22/01

Swedish Kingdom yankee 0%,        Aa1        174,000                        159,948
4/1/01

TOTAL FOREIGN GOVERNMENT AND                                                7,433,092
GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,597,909)

SUPRANATIONAL OBLIGATIONS -
0.6%



African Development Bank          Aa1        875,000                        883,295
yankee 7.7% 7/15/02 (Cost
$902,477)


CASH EQUIVALENTS - 7.5%

                              MATURITY AMOUNT

Investments in repurchase     $ 11,819,904                     11,818,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.8%,
dated 1/31/00 due 2/1/00
(Cost $11,818,000)

TOTAL INVESTMENT PORTFOLIO -                                   154,797,020
98.1%  (Cost $157,067,502)

NET OTHER ASSETS - 1.9%                                        3,001,405

NET ASSETS - 100%                                              $ 157,798,425

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,983,689 or 1.9% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A    71.5%  AAA, AA, A    59.4%

Baa           20.7%  BBB           19.3%

Ba            0.0%   BB            0.0%

B             0.0%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     D             0.0%

Purchases and sales of securities, other than short-term securities, aggregated $155,891,104 and $27,707,682, respectively, of which long-term U.S. government and government agency obligations aggregated $85,245,823 and $23,998,414, respectively.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $157,067,501. Net unrealized depreciation aggregated $2,270,481, of which $43,591 related to appreciated investment securities and $2,314,072 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $26,000, all of which will expire on July 31, 2005.

FIDELITY TARGET TIMELINE 2001

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 154,797,020
value (including repurchase
agreements of $11,818,000)
(cost $157,067,502) - See
accompanying schedule

Cash                                        993,471

Receivable for fund shares                  430,903
sold

Interest receivable                         2,941,456

 TOTAL ASSETS                               159,162,850

LIABILITIES

Payable for investments         $ 993,280
purchased

Payable for fund shares          226,981
redeemed

Distributions payable            61,480

Accrued management fee           8,729

Other payables and accrued       73,955
expenses

 TOTAL LIABILITIES                          1,364,425

NET ASSETS                                 $ 157,798,425

Net Assets consist of:

Paid in capital                            $ 160,250,004

Undistributed net investment                3,498
income

Accumulated undistributed net               (184,595)
realized  gain (loss) on
investments

Net unrealized appreciation                 (2,270,482)
(depreciation) on investments

NET ASSETS, for 17,006,719                 $ 157,798,425
shares outstanding

NET ASSET VALUE, offering                   $9.28
price and redemption price
per share ($157,798,425
(divided by) 17,006,719
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JANUARY 31,
                                         2000 (UNAUDITED)

INVESTMENT INCOME                          $ 3,715,583
Interest

Security lending                            7,813

 Total income                               3,723,396

EXPENSES

Management fee                 $ 241,496

Transfer agent fees             82,765

Accounting and security         30,671
lending fees

Non-interested trustees'        131
compensation

Custodian fees and expenses     2,521

Registration fees               72,703

Audit                           12,269

Legal                           3,284

Miscellaneous                   43

 Total expenses before          445,883
reductions

 Expense reductions             (248,835)   197,048

NET INVESTMENT INCOME                       3,526,348

REALIZED AND UNREALIZED GAIN                (138,690)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (1,918,412)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (2,057,102)

NET INCREASE (DECREASE) IN                 $ 1,469,246
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                         $ 593

 FMR reimbursement                          248,242

                                           $ 248,835

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 3,526,348                   $ 1,037,235
income

 Net realized gain (loss)         (138,690)                     (19,781)

 Change in net unrealized         (1,918,412)                   (356,371)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,469,246                     661,083
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (3,526,305)                   (1,038,591)
from net investment income

Share transactions Net            155,089,128                   7,318,267
proceeds from sales of shares

 Reinvestment of distributions    3,259,210                     983,793

 Cost of shares redeemed          (15,947,445)                  (3,604,403)

 NET INCREASE (DECREASE) IN       142,400,893                   4,697,657
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   20,071                        1,961

  TOTAL INCREASE (DECREASE)       140,363,905                   4,322,110
IN NET ASSETS

NET ASSETS

 Beginning of period              17,434,520                    13,112,410

 End of period (including        $ 157,798,425                 $ 17,434,520
undistributed net investment
income of $3,498 and $3,455,
respectively)

OTHER INFORMATION
Shares

 Sold                             16,517,761                    757,745

 Issued in reinvestment of        348,705                       102,111
distributions

 Redeemed                         (1,707,504)                   (374,885)

 Net increase (decrease)          15,158,962                    484,971


FINANCIAL HIGHLIGHTS


                                SIX MONTHS ENDED JANUARY 31,  1999                  1998      1997      1996 G
                                2000
                                (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 9.440                       $ 9.620               $ 9.640   $ 9.400   $ 10.000
of period

Income from Investment           .288 D                        .634 D                .648 D    .690 D    .310
Operations  Net investment
income

Net realized and  unrealized     (.155)                        (.178)                (.019)    .240      (.600)
gain (loss)

Total from  investment           .133                          .456                  .629      .930      (.290)
operations

Less Distributions

From net  investment income      (.295)                        (.637)                (.649)    (.690)    (.310)

Redemption fees added  to        .002                          .001                  .000      .000      .000
paid in capital

Net asset value, end  of        $ 9.280                       $ 9.440               $ 9.620   $ 9.640   $ 9.400
period

TOTAL RETURN B, C                1.44%                         4.81%                 6.74%     10.26%    (2.88)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 157,798                     $ 17,435              $ 13,112  $ 10,378  $ 6,180
(000 omitted)

Ratio of expenses to average     .35% A, E                     .35% E                .35% E    .35% E    .35% A, E
net assets

Ratio of expenses to average     .35% A                        .35%                  .35%      .34% F    .34% A, F
net assets after expense
reductions

Ratio of net investment          6.24% A                       6.60%                 6.75%     7.31%     6.93% A
income to average  net assets

Portfolio turnover rate          54% A                         16%                   47%       97%       93% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

FIDELITY TARGET TIMELINE 2003

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
JANUARY 31, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             40.1                     39.1

Aa                              7.8                      6.8

A                               19.8                     20.6

Baa                             28.4                     32.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 2000

                                    6 MONTHS AGO

Years                          4.7   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 2000

                                       6 MONTHS AGO

Years                             3.6   4.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                             AS OF JULY 31, 1999 **

                           Corporate Bonds 50.9%                                             Corporate Bonds 56.1%
                           U.S. Government  and                                              U.S. Government  and
                           Government  Agency                                                Government  Agency
                           Obligations 38.0%                                                 Obligations 37.5%
                           Foreign Government  and                                           Foreign Government  and
                           Government  Agency                                                Government  Agency
                           Obligations 3.8%                                                  Obligations 3.5%

                           Short-Term  Investments and                                       Short-Term  Investments and
                           Net Other Assets 7.3%                                             Net Other Assets 2.9%

* FOREIGN  INVESTMENTS                              11.8%      ** FOREIGN  INVESTMENTS        12.5%




PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

Row: 1, Col: 1, Value: 50.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 38.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.3

Row: 1, Col: 1, Value: 56.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 37.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.5
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.9

FIDELITY TARGET TIMELINE 2003

INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 50.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.7%

DEFENSE ELECTRONICS - 1.7%

Raytheon Co. 6.5% 7/15/05         Baa2      $ 500,000                      $ 464,330

BASIC INDUSTRIES - 0.5%

PAPER & FOREST PRODUCTS - 0.5%

Fort James Corp. 6.625%           Baa2       150,000                        142,970
9/15/04

CONSTRUCTION & REAL ESTATE -
1.7%

REAL ESTATE - 1.0%

Cabot Industrial Property LP      Baa2       290,000                        276,573
7.125% 5/1/04

REAL ESTATE INVESTMENT TRUSTS
- 0.7%

Equity Office Properties          Baa1       200,000                        189,984
Trust 6.5% 1/15/04

TOTAL CONSTRUCTION & REAL                                                   466,557
ESTATE

ENERGY - 1.0%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc. 5.8%           A2         200,000                        190,820
2/15/03

OIL & GAS - 0.3%

Conoco, Inc. 5.9% 4/15/04         A3         75,000                         70,658

TOTAL ENERGY                                                                261,478

FINANCE - 29.0%

BANKS - 16.5%

Bank of Montreal 6.1% 9/15/05     A1         125,000                        116,069

Bank One Corp. 7.25% 8/15/04      A1         395,000                        388,348

Bayerische Landesbank             Aaa        200,000                        187,798
Gironzentrale yankee 6.375%
10/15/05

Capital One Bank 6.375%           Baa2       250,000                        239,265
2/15/03

First National Boston Corp.       A2         325,000                        326,862
8% 9/15/04

First Security Corp. 7%           A3         375,000                        357,956
7/15/05

First Tennessee National          Baa1       200,000                        189,054
Corp. 6.75% 11/15/05

Korea Development Bank:

6.625% 11/21/03                   Baa2       10,000                         9,493

7.375% 9/17/04                    Baa2       225,000                        216,844

yankee 6.5% 11/15/02              Baa2       100,000                        95,870

Meridian Bank Pennsylvania        A1         250,000                        241,800
6.625% 3/15/03

Merita Bank Ltd. yankee 6.5%      A2         150,000                        140,255
1/15/06

Signet Bank 7.8% 9/15/06          A1         250,000                        250,120

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Society National Bank 7.25%       A1        $ 500,000                      $ 487,735
6/1/05

Sovran Financial Corp. 9.25%      Aa2        125,000                        133,563
6/15/06

St. George Bank Ltd. yankee       Baa1       500,000                        474,460
7.15% 10/15/05 (b)

Swiss Bank Corp. 6.75% 7/15/05    Aa2        500,000                        477,275

Union Planters Corp. 6.75%        Baa2       150,000                        139,572
11/1/05

                                                                            4,472,339

CREDIT & OTHER FINANCE - 8.1%

Abbey National PLC 6.69%          Aa3        300,000                        285,669
10/17/05

Associates Corp. of North         Aa3        400,000                        377,376
America 5.75% 11/1/03

Finova Capital Corp. 6.12%        Baa1       300,000                        290,124
5/28/02

Fleet Financial Group, Inc.       A3         375,000                        362,895
7.125% 4/15/06

PNC Funding Corp. 7.75% 6/1/04    A3         220,000                        220,108

Sears Roebuck Acceptance          A3         200,000                        189,652
Corp. 6% 3/20/03

Southwestern Bell Capital         A2         100,000                        98,665
Corp. 7.13% 6/1/05

Spieker Properties LP 6.8%        Baa2       150,000                        142,574
5/1/04

Sprint Capital Corp. 5.7%         Baa1       250,000                        236,103
11/15/03

                                                                            2,203,166

INSURANCE - 0.7%

Western National Corp. 7.125%     A2         200,000                        194,846
2/15/04

SAVINGS & LOANS - 2.6%

Ahmanson (H.F.) & Co. 7.875%      Baa1       700,000                        698,040
9/1/04

SECURITIES INDUSTRY - 1.1%

Amvescap PLC yankee 6.6%          A3         50,000                         46,710
5/15/05

Morgan Stanley Dean Witter &      Aa3        250,000                        247,898
Co. 7.125% 1/15/03

                                                                            294,608

TOTAL FINANCE                                                               7,862,999

MEDIA & LEISURE - 4.5%

BROADCASTING - 1.1%

Cox Communications, Inc. 6.5%     Baa2       200,000                        192,954
11/15/02

Time Warner, Inc. 7.75%           Baa3       111,000                        110,956
6/15/05

                                                                            303,910

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.7%

Viacom, Inc. 6.75% 1/15/03        Baa3      $ 200,000                      $ 195,008

PUBLISHING - 2.7%

News America Holdings, Inc.       Baa3       710,000                        729,589
8.5% 2/15/05

TOTAL MEDIA & LEISURE                                                       1,228,507

NONDURABLES - 3.0%

BEVERAGES - 0.9%

Seagram JE & Sons, Inc. 6.4%      Baa3       250,000                        239,050
12/15/03

TOBACCO - 2.1%

Philip Morris Companies, Inc.     A2         500,000                        472,900
7% 7/15/05

RJ Reynolds Tobacco Holdings,     Baa2       100,000                        93,071
Inc. 7.375% 5/15/03

                                                                            565,971

TOTAL NONDURABLES                                                           805,021

RETAIL & WHOLESALE - 1.4%

GENERAL MERCHANDISE STORES -
1.4%

Dayton Hudson Corp. 7.5%          A3         375,000                        370,511
7/15/06

TRANSPORTATION - 3.9%

AIR TRANSPORTATION - 0.6%

Delta Air Lines, Inc. 8.5%        Baa3       174,000                        175,554
3/15/02

RAILROADS - 3.3%

Canadian National Railway Co.     Baa2       300,000                        290,649
7% 3/15/04

Norfolk Southern Corp. 7.875%     Baa1       400,000                        401,348
2/15/04

Union Pacific 6.34% 11/25/03      Baa3       200,000                        189,160

                                                                            881,157

TOTAL TRANSPORTATION                                                        1,056,711

UTILITIES - 4.2%

ELECTRIC UTILITY - 1.7%

Niagara Mohawk Power Corp.        Baa2       200,000                        198,052
7.375% 8/1/03

Philadelphia Electric Co.         Baa1       270,000                        262,626
6.625% 3/1/03

                                                                            460,678

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - 2.5%

CMS Panhandle Holding Co.         Baa3      $ 100,000                      $ 94,050
6.125% 3/15/04

Columbia Energy Group 6.8%        A3         150,000                        140,031
11/28/05

Enserch Corp. 6.25% 1/1/03        Baa2       190,000                        181,568

InterNorth, Inc. 9.625%           Baa2       245,000                        263,093
3/15/06

                                                                            678,742

TOTAL UTILITIES                                                             1,139,420

TOTAL NONCONVERTIBLE BONDS                                                  13,798,504
(Cost $14,520,628)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 38.0%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 21.2%

Federal Farm Credit Bank:

7.26% 5/2/05                      Aaa        500,000                        498,435

7.35% 3/24/05                     Aaa        150,000                        150,117

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa        410,000                        364,388

6.25% 8/13/04                     Aaa        4,500,000                      4,330,524

9.5% 2/25/04                      Aaa        150,000                        161,649

Freddie Mac 6.875% 1/15/05        Aaa        250,000                        246,563

TOTAL U.S. GOVERNMENT AGENCY                                                5,751,676
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
16.8%

U.S. Treasury Bonds:

10.75% 5/15/03                    Aaa        1,700,000                      1,893,902

10.75% 8/15/05                    Aaa        1,000,000                      1,180,780

11.75% 2/15/10 (callable)         Aaa        1,225,000                      1,476,321

TOTAL U.S. TREASURY                                                         4,551,003
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   10,302,679
GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,761,617)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (C) - 3.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Ontario Province 7%, 8/4/05       Aa3       $ 275,000                      $ 269,704

Province of Manitoba yankee       Aa3        250,000                        239,718
6.125% 1/19/04

Saskatchewan Province yankee      A2         500,000                        507,950
8% 7/15/04

TOTAL FOREIGN GOVERNMENT AND                                                 1,017,372
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,073,601)

CASH EQUIVALENTS - 3.7%

                              MATURITY AMOUNT

Investments in repurchase     $ 1,009,163                                     1,009,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.8%,
dated 1/31/00 due 2/1/00
(Cost $1,009,000)

TOTAL INVESTMENT PORTFOLIO -                    26,127,555
96.4%  (Cost $27,364,846)

NET OTHER ASSETS - 3.6%                                       967,233

NET ASSETS - 100%                              $ 27,094,788


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $474,460 or 1.8% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A    67.7%  AAA, AA, A    43.8%

Baa           28.4%  BBB           30.6%

Ba            0.0%   BB            0.0%

B             0.0%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     D             0.0%

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    88.2%

Canada                      5.3

Switzerland                 1.8

Australia                   1.8

United Kingdom              1.2

Korea (South)               1.2

Others (individually less   0.5
than 1%)

                            100.0%

Purchases and sales of securities, other than short-term securities, aggregated $9,095,093 and $6,251,132, respectively, of which long-term U.S. government and government agency obligations aggregated
$7,950,987 and $6,177,377, respectively.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $27,364,846. Net unrealized depreciation aggregated $1,237,291, of which $5,879 related to appreciated investment securities and $1,243,170 related to depreciated investment securities.

FIDELITY TARGET TIMELINE 2003

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                            JANUARY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 26,127,555
value (including repurchase
agreements of $1,009,000)
(cost $27,364,846) -  See
accompanying schedule

Cash                                       347

Receivable for fund shares                 399,927
sold

Interest receivable                        625,141

Receivable from investment                 14,462
adviser for expense
reductions

 TOTAL ASSETS                              27,167,432

LIABILITIES

Payable for fund shares         $ 36,430
redeemed

Distributions payable            8,292

Other payables and accrued       27,922
expenses

 TOTAL LIABILITIES                         72,644

NET ASSETS                                $ 27,094,788

Net Assets consist of:

Paid in capital                           $ 28,806,602

Undistributed net investment               7,455
income

Accumulated undistributed net              (481,978)
realized  gain (loss) on
investments

Net unrealized appreciation                (1,237,291)
(depreciation) on investments

NET ASSETS, for 3,007,030                 $ 27,094,788
shares outstanding

NET ASSET VALUE, offering                  $9.01
price and redemption price
per share ($27,094,788
(divided by) 3,007,030
shares)

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED JANUARY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                          $ 922,160
Interest

EXPENSES

Management fee                 $ 55,131

Transfer agent fees             22,550

Accounting fees and expenses    30,421

Non-interested trustees'        35
compensation

Custodian fees and expenses     1,172

Registration fees               20,793

Audit                           16,595

Legal                           1,793

Miscellaneous                   59

 Total expenses before          148,549
reductions

 Expense reductions             (103,810)   44,739

NET INVESTMENT INCOME                       877,421

REALIZED AND UNREALIZED GAIN                (438,502)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (324,600)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (763,102)

NET INCREASE (DECREASE) IN                 $ 114,319
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 FMR reimbursement                         $ 103,810

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 877,421                     $ 1,624,346
income

 Net realized gain (loss)         (438,502)                     (14,251)

 Change in net unrealized         (324,600)                     (1,113,533)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       114,319                       496,562
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (883,770)                     (1,639,211)
From net investment income

 From net realized gain           -                             (90,269)

 In excess of net realized        -                             (15,284)
gain

 TOTAL DISTRIBUTIONS              (883,770)                     (1,744,764)

Share transactions Net            8,758,513                     12,280,874
proceeds from sales of shares

 Reinvestment of distributions    831,189                       1,671,487

 Cost of shares redeemed          (5,445,301)                   (8,768,624)

 NET INCREASE (DECREASE) IN       4,144,401                     5,183,737
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   3,073                         4,022

  TOTAL INCREASE (DECREASE)       3,378,023                     3,939,557
IN NET ASSETS

NET ASSETS

 Beginning of period              23,716,765                    19,777,208

 End of period (including        $ 27,094,788                  $ 23,716,765
undistributed net investment
income of $7,455 and
$13,804, respectively)

OTHER INFORMATION
Shares

 Sold                             955,622                       1,260,185

 Issued in reinvestment of        90,685                        172,491
distributions

 Redeemed                         (593,163)                     (907,278)

 Net increase (decrease)          453,144                       525,398


FINANCIAL HIGHLIGHTS


                                SIX MONTHS ENDED JANUARY 31,  1999                  1998      1997      1996 G
                                2000
                                (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 9.290                       $ 9.750               $ 9.670   $ 9.240   $ 10.000
of period

Income from  Investment          .316 D                        .677 D                .670 D    .634 D    .307
Operations Net investment
income

Net realized and  unrealized     (.278)                        (.404)                .078      .428      (.762)
gain (loss)

Total from  investment           .038                          .273                  .748      1.062     (.455)
operations

Less Distributions

From net  investment income      (.319)                        (.685)                (.670)    (.634)    (.306)

From net realized gain           -                             (.043)                -         -         -

In excess of net  realized       -                             (.007)                -         -         -
gain

Total distributions              (.319)                        (.735)                (.670)    (.634)    (.306)

Redemption fees added  to        .001                          .002                  .002      .002      .001
paid in capital

Net asset value,  end of        $ 9.010                       $ 9.290               $ 9.750   $ 9.670   $ 9.240
period

TOTAL RETURN B, C                .41%                          2.76%                 8.00%     11.94%    (4.53)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 27,095                      $ 23,717              $ 19,777  $ 13,211  $ 6,977
(000 omitted)

Ratio of expenses to  average    .35% A, E                     .35% E                .35% E    .35% E    .35% A, E
net assets

Ratio of expenses to  average    .35% A                        .35%                  .35%      .34% F    .34% A, F
net assets after  expense
reductions

Ratio of net investment          6.86% A                       7.00%                 6.92%     6.76%     6.93% A
income to average  net assets

Portfolio turnover rate          52% A                         18%                   67%       83%       180% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 2001 and 2003, respectively. On those dates the respective funds will mature. The funds' Board of Trustees anticipates closing the funds to new accounts approximately one year prior to the target date of each fund and expects to liquidate each fund within one month after the fund's target date. Fidelity Target Timeline 1999 was liquidated on October 4, 1999. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

sales and excise tax regulations. Fidelity Target Timeline 2003 also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the
Securities

and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds did not have investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to an annualized rate of .43% of average net assets for each fund.

SUB-ADVISER FEE. FMR, on behalf of each fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% and .18% of the average net assets of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to

5. SECURITY LENDING - CONTINUED

return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding for either fund.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses
(excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .35% of average net assets.

In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

7. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of 15.37% of the outstanding shares of Fidelity Target Timeline 2003.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
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470 Boylston Street
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
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6150 Poplar Road
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14100 San Pedro
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UTAH
215 South State Street
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511 Pine Street
Seattle, WA
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1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money Management, Inc. (FIMM)
Fidelity Investments Japan Ltd.

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith,
 Assistant Vice President
Ford E. O'Neil, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income Fund
Ginnie Mae Fund
Government Income Fund
High Income Fund
Intermediate Bond Fund
Intermediate Government
 Income Fund
International Bond Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Term Bond Fund
Spartan(registered trademark) Government Income Fund
Spartan Investment Grade Bond Fund
Strategic Income Fund
Target Timeline sm 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com